STOCKHOLDER'S EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of granted warrants

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2019	47,453,227	$0.08	1.4 Years
Granted	7,458,085	0.15	2.0 Years
Exercised/Cancelled	(25,781,243)	0.06	0.8 Years
Outstanding at June 30, 2020	29,130,069	$0.12	1.6 Years

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Life
Outstanding at January 1, 2017	48,164,543		$0.11	2.8 Years
Granted	2,470,267		$0.14	5.0 Years
Exercised/Cancelled	(4,433,333)		$0.05
Outstanding at December 31, 2018	46,201,477		$0.11	2.9 Years
Granted	1,251,750		$0.09	5.0 Years
Exercised/Cancelled	-	$		—
Outstanding at December 31, 2019	47,453,227		$0.09	1.9 Years

Schedule of black - scholes option-pricing model valuation assumption	Expected Volatility – 68-75% Expected Term – 5.0 Years Risk Free Rate – 0.30- 0.34% Dividend Rate – 0.00%
	2019	2018
Expected Volatility	75% to 80%	79.0% to 93.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	1.73% – 2.49%	2.42% – 3.00%
Dividend Rate	0.00%	0.00%

Schedule of outstanding stock options

		Weighted Average	Weighted Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value
Outstanding as of December 31, 2019	109,400,006	$0.20	6.5	$280,000
Granted	51,044,054	0.07	10.0	200,000
Forfeitures	(699,999)	0.23	-	-
Outstanding as of June 30, 2020	159,744,061	0.19	7.6	$104,650
Exercisable as of June 30, 2020	113,750,727	$0.15	6.8	$104,650

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	103,208,331	$0.19	9.5	$10,023,400
Granted	6,220,000	$0.22	10.0	$2,868.750
Exercised/Forfeited	(3,174,992)	$0.08	—	$—
Outstanding as of December 31, 2018	106,253,339	$0.19	9.5	$11,457,291
Granted	3,600,000	$0.07	10.0	$—
Forfeited	(453,333)	$0.13	—	$—
Outstanding as of December 31, 2019	109,400,006	$0.20	6.5	$280,000
Exercisable as of December 31, 2019	101,144,450	$0.19	7.4	$280,000

Schedule of stock option

Exercise Price	Outstanding	Weighted Avg. Life	Exercisable
$0.0001	3,500,000	6.00	3,500,000
$0.05	35,700,006	6.85	31,950,006
$0.06	1,044,054	9.60	1,044,054
$0.07	50,000,000	9.90	10,000,000
$0.10	27,200,000	6.75	27,200,000
$0.119	400,001	9.22	200,000
$0.124	600,000	8.75	390,000
$0.130	250,000	7.80	166,667
$0.15	2,800,000	5.85	2,800,000
$0.22	2,583,333	8.05	1,500,000
$0.250	2,500,000	7.85	1,833,333
$0.260	166,667	8.30	166,667
$0.290	1,000,000	7.30	1,000,000
$0.400	1,000,000	6.17	1,000,000
$0.450	31,000,000	5.85	31,000,000
	159,744,061	7.63	113,750,727

Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs.)	Exercisable
$0.0001	3,500,000	5.8	3,500,000
$0.05	35,700,006	6.9	31,950,006
$0.10	27,200,000	6.8	27,061,110
$0.12	1,200,000	9.0	—
$0.13	250,000	7.8	166,667
$0.15	2,800,000	5.9	2,800,000
$0.22	2,750,000	8.0	1,500,000
$0.25	2,500,000	7.9	1,166,667
$0.26	500,000	8.3	333.333
$0.29	1,000,000	7.3	666,667
$0.4	1,000,000	6.2	1,000,000
$0.45	31,000,000	5.9	31,000,000
		6.5
	109,400,006		101,144,450